Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Details
Interest Income	$ 45,634,069	$ 38,766,145	$ 131,916,120	$ 117,215,287
Interest Expense	3,432,150	3,287,411	10,005,841	9,607,890
NET INTEREST INCOME	42,201,919	35,478,734	121,910,279	107,607,397
Provision for loan losses	10,211,067	5,777,564	25,382,742	22,442,416
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	31,990,852	29,701,170	96,527,537	85,164,981
NET INSURANCE INCOME
Premiums and Commissions	11,464,393	10,490,282	32,530,460	31,751,533
Insurance Claims and Expenses	3,215,749	2,667,170	8,497,233	7,798,242
Total Net Insurance Income	8,248,644	7,823,112	24,033,227	23,953,291
OTHER REVENUE	1,423,600	1,708,233	3,899,369	3,873,117
OTHER OPERATING EXPENSES:
Personnel Expense	21,663,177	20,959,373	66,094,449	61,421,263
Occupancy Expense	4,344,865	4,054,208	12,839,274	11,982,125
Other Expense	8,613,436	7,258,705	25,933,033	22,862,554
Operating Expenses, Total	34,621,478	32,272,286	104,866,756	96,265,942
INCOME BEFORE INCOME TAXES	7,041,618	6,960,229	19,593,377	16,725,447
Provision for Income Taxes	833,099	1,322,890	2,411,017	3,782,281
Net Income (Loss)	6,208,519	5,637,339	17,182,360	12,943,166
RETAINED EARNINGS, Beginning of Period	236,198,947	219,715,005	227,329,870	212,570,553
Adjustment Resulting from the Adoption Of Accounting Standard (Note 1)	0	0	(792,023)	0
Distributions on Common Stock	(1,483,900)	0	(2,796,641)	(161,375)
RETAINED EARNINGS, End of Period	$ 240,923,566	$ 225,352,344	$ 240,923,566	$ 225,352,344
BASIC EARNINGS PER SHARE
170,000 Shares Outstanding for All Periods (1,700 voting, 168,300 non-voting)	$ 36.52	$ 33.17	$ 101.07	$ 76.14